Subsequent Events (Details) - USD ($)	1 Months Ended	3 Months Ended
	Feb. 16, 2023	Mar. 31, 2023	Mar. 23, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Events (Details) [Line Items]
Common stock, par value		$ 0.0001		$ 0.0001	$ 0.0001
Bid price		$ 0.0001
Selling expense (in Dollars)		$ 25
Purchase percentage		97.00%
Common stock description		the Investor may not purchase any Common Stock that would result in it owning more than 4.99% of the Company’s Common Stock or (ii) the aggregate number of Common Stock issued pursuant to the SEPA cannot exceed 19.9% of the Company’s Common Stock as of as of the date of the SEPA (referred to as the “Exchange Cap”)
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Severance amount (in Dollars)	$ 100,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Common stock, par value			$ 0.0001
Bid price			1
Exceed price par share			$ 1